Accounts Receivable, net (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, net
Accounts receivable	$ 235,815	$ 261,112
Accounts receivable from related parties	14	36
Less: Loss allowance	0	0
Accounts receivable, net	$ 235,829	$ 261,148